Income taxes - Non-Capital Loss Carryforwards (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	$ 385,990	$ 140,240
Canada
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	65,452	62,810
Belgium
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	40,383	31,100
Netherlands
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	31,105	20,410
United States
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	209,422	120
Germany
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	21,219	15,814
Switzerland
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	13,042	8,085
Australia
Disclosure of income taxes [Line Items]
Non-capital loss carryforwards	$ 5,367	$ 1,901